Other financial liabilities - Principal Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Annual principal payments
2026	$ 44,167
2027	44,167
2028	44,167
Thereafter	168,307
Total long-term debt and other financial liabilities	$ 300,808